FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross carrying amounts of financial assets represent the maximum credit exposure	$ 751.1	$ 638.5
90 days past due
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	1.90%	2.50%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	5.30%	4.10%